Notes to the Statements of Comprehensive Loss (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Issued and outstanding share	6.50%
Fair value of the services amounted		₪ 3,500